Property, equipment and leasehold improvement, net	12 Months Ended
Dec. 31, 2022
Property, equipment and leasehold improvement, net
Property, equipment and leasehold improvement, net

9.Property, equipment and leasehold improvement, net

The following is a summary of property, equipment and leasehold improvement, net:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	65,811	94,336
Machinery and equipment	129,387	121,547
Furniture and office equipment	7,332	7,289
Electronic equipment	2,224	2,149
Transportation equipment	871	871
Total property, equipment and leasehold improvement	205,625	226,192
Less: accumulated depreciation	(62,470)	(122,033)
Less: accumulated impairment	—	(16,288)
Property, equipment and leasehold improvement, net	143,155	87,871

Depreciation expenses were RMB19,671, RMB40,865 and RMB76,041 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group recorded nil, nil and RMB28,561 impairment losses for the years ended December 31, 2020, 2021 and 2022, respectively.